Label	Element	Value
RMB Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RMB Japan Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The RMB Japan Fund (the “Fund”) seeks long-term capital appreciation. There can be no assurance that the Fund will be successful in achieving its investment objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As the Fund is new, it has no portfolio turnover as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the Expense Cap in the first year only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by investing, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Japanese companies.

The Adviser considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or a company that has a majority of its assets or business in Japan.

The Fund primarily invests in equity securities, including common stocks, preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks. The Fund’s investments also may include pooled investment vehicles (primarily exchange-traded funds or “ETFs”) that invest in equity securities of Japanese companies; Japanese real estate investment trusts (“REITs”); initial public offerings (“IPOs”); equity-linked securities that provide economic exposure to securities of Japanese companies without direct investment in the underlying securities, including derivative instruments such as swaps, options, futures contracts, forward contracts and foreign currency futures. The Fund’s investments may be hedged or unhedged to foreign currencies depending on the market opportunities. Investments in ETFs that invest principally in equity securities of Japanese companies and investments in derivatives that provide exposure to Japanese companies are considered investments in Japanese companies for purposes of the 80% requirement noted above. The Fund may invest in companies of any size. The portion of the Fund’s assets invested in small, medium or large companies is expected to vary over time. The Fund will target a balanced approach with allocations across the market capitalization spectrum. Although most of the Fund’s investments must be liquid at the time of investment, the Fund may invest, to some extent, in securities that are restricted or illiquid, and these securities will be considered in determining compliance with the Fund’s 80% investment policy noted above. The Fund will limit its investment in all restricted securities, including Rule 144A securities, to 15% of its total assets. Restricted securities, other than Rule 144A securities determined by the Board to be liquid, are considered to be illiquid and are subject to the Fund’s separate 15% limitation on investments in illiquid securities. The Fund may also invest in depositary receipts, including American, European, and Global Depository Receipts.

The Adviser uses a fundamental, bottom-up research approach. Fundamental analysis includes evaluation of management teams and shareholder structure, and examination of competitive positioning and industry dynamics, including pricing power, stable free cash flow, and barriers to entry.

The Fund will seek to buy companies when the Adviser believes the companies have a sustainable competitive advantage, strong free cash flow and long-term value creation potential , and therefore the fund employs value investing techniques as a part of its overall investment strategy. The Fund will sell securities when they are no longer trading below their intrinsic value; when the Adviser believes there has been a deterioration in the company’s fundamentals, and/or a change in the company’s business outlook; or when a better use of capital presents itself.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund’s share price fluctuates, which means you could lose money by investing in the Fund. The Fund is not a complete investment program and should be considered only as part of an investment portfolio. The principal risks of investing in the Fund are summarized as follows:

●
Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market. Companies in the Fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

●
Foreign Investing — Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.

●
Risks of Investing in Asia — The value of the Fund’s assets may be adversely affected by political, economic, social, and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea.

●
Risks Associated with Japan — The Japanese economy continues to emerge from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, or social instability in those countries (whether resulting from local or global events).

●
Currency Risk — Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through U.S. dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the U.S. dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

●
Equity Securities Risk — The risk that the market price of common stocks and other equity securities, including preferred stocks, warrant, and rights, may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

●
Pooled Investment Vehicle Risk — The Fund will indirectly bear its proportionate share of any fees and expenses payable directly by any other pooled investment vehicle in which the Fund invests (primarily ETFs). Therefore, the Fund will incur higher expenses, some of which could be considered duplicative. In addition, the Fund may be affected by losses of the underlying investment vehicle and the level of risk arising from the investment practices of the underlying investment vehicle (such as the use of leverage). The Fund has no control over the risks taken by the underlying investment vehicle in which it invests.

●
Derivative Instruments Risk — Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available. Derivative instruments utilized by the Fund may also be subject to counterparty risk, futures and forwards risk, swap risk, interest rate swap risk and options risk. Counterparty risk is the risk that the Fund will be subject to credit risk with respect to the counterparties to derivative contracts and other instruments entered into directly by the Fund. Futures and forwards contracts, while generally liquid, may under certain market conditions become illiquid and the Fund may be unable to close out its contracts at a time which is advantageous. Risks associated with swap agreements include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements; moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Risks associated with interest rate swaps include changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement; interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Options transactions involve the risk of a lack of a liquid secondary market and it may be difficult or impossible to close a position when the Fund desires.

●
REIT Risk — The Fund’s investments in real estate related securities (primarily REITs) are subject to the risk that the value of the real estate underlying the securities will go down, which can be caused by deteriorating economic conditions and rising interest rates, and may also be subject to the risk that borrowers or tenants may default on their payment obligations. Investments in REITs involve additional risks. REITs may have limited financial resources and real estate diversification and are dependent on specialized management skills. In addition, the failure of a REIT to qualify as a REIT for federal income tax purposes would adversely affect the REIT’s value.

●
Depositary Receipts Risk — The Fund’s investments in depositary receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”). ADRs are receipts issued by U.S. banks evidencing ownership in securities of foreign issuers, and GDRs and EDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers. Although depositary receipts have risks similar to the foreign securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

●
IPO Risk —The prices of securities purchased in IPOs tend to fluctuate more widely than securities of companies that have been publicly traded for a longer period of time. Securities purchased in IPOs generally do not have a trading history, and information about the issuers of such securities may be available for very limited periods. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. There can be no assurance that investments in IPOs will be available to the Fund or improve the Fund’s performance.

●
Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

●
Large-Capitalization Companies Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●
Small- and Mid-Capitalization Companies Risk — Historically, securities of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such securities, which may make these securities difficult to value and to sell. As a result, some of the Fund’s small cap holdings may be considered or become illiquid. Such companies also may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

●
Micro Capitalization Companies Risk — Securities of micro cap companies have a market capitalization of less than $300 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early stage of development or newly formed with limited markets or product lines. There may also be less public information about micro-cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro-cap companies may not be traded daily. As a result, some of the Fund’s holdings may be considered or become illiquid.

●
Liquidity Risk — Liquidity risk exists when particular investments are difficult to sell, and such investments (particularly investments deemed to be illiquid) may be harder to value. If the Fund sells these investments to meet shareholder redemption requests or for other purposes, the Fund may suffer a loss.

●
Restricted Securities Risk — Restricted securities are privately-placed securities whose resale is restricted under the U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration with the U.S. Securities and Exchange Commission pursuant to Regulation S (“Regulation S Securities”) under the 1933 Act. Rule 144A Securities and Regulation S Securities may be freely traded among certain qualified institutional investors, such as the Fund, but whose resale in the U.S. is permitted only in limited circumstances. Investing in Rule 144A Securities and Regulation S Securities may increase the illiquidity of the Fund’s investments in the event that an adequate trading market does not exist for these securities.

●	Value Investing Risk — Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market’s belief of the issuer’s intrinsic worth.

●	New Fund Risk — As of the date of this Prospectus, the Fund had no operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s share price fluctuates, which means you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.rmbfunds.com or by calling the Fund toll-free at 1-800-462-2392.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-462-2392
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rmbfunds.com
RMB Japan Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.91%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 544
RMB Japan Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.91%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 467

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	RMB Capital Management, LLC (the "Adviser" or "RMB") has contractually agreed to reduce its compensation due from and/or assume expenses of the Fund to the extent necessary to ensure that the Fund's operating expenses (excluding interest, taxes, brokerage commissions and other transaction costs, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.55% and 1.30% of the average daily net assets of the Fund's Investor Class and Class I shares, respectively (the "Expense Cap"). The Expense Cap is in effect until December 31, 2018 and cannot be terminated prior thereto without the approval of the Fund's Board of Trustees. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the Expense Cap, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the date on which such amounts were waived or absorbed, subject to the expense caps in effect as of the date (i) such amounts were waived or absorbed and (ii) of the repayment.